Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Liabilities Measured at Fair Value on Recurring Basis

Liabilities measured at fair value on a recurring basis as of December 31, 2014 are as follows:

		Fair Value Measurements at December 31, 2014
	Balance as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Embedded derivative liability(1)	$196,000	$—	$—	$196,000

(1)	The Company’s license agreement with the with The Regents of the University of California San Francisco (“UCSF”), further described in Note 7, provides for an indexed milestone payment upon the occurrence of a qualified preferred stock financing and a subsequent initial public offering or a change of control event, as defined in the agreement. The indexed milestone was determined to qualify as an embedded derivative liability requiring an estimate of fair value.

Significant Impact of Changes in Assumptions on Fair Value of Derivative Liabilities

Changes to these assumptions can have a significant impact on the fair value of the derivative liabilities.

Derivative Liabilities
(In thousands)
Balance at December 31, 2014	$196
Issuance of derivative liability	—
Change in fair value(1)	97

Balance at March 31, 2015	$293

(1)	The amount is included within research and development expenses on our Statement of Operations and Comprehensive Loss.

Significant Unobservable Inputs (Level 3)
Liabilities Measured at Fair Value on Recurring Basis

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative Liabilities
Balance at August 22, 2014 (Inception)	$—
Issuance of derivative liability(1)	196,000
Change in fair value(2)	—

Balance at December 31, 2014	$196,000

(1)	The amount is included within research and development expenses on the Company’s Statement of Operations and Comprehensive Loss.
(2)	The license agreement was executed in November 2014 and no change in the valuation occurred between the execution date and December 31, 2014.